Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX
17	INCOME TAX

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, First High-School BVI is not subject to tax on their income or capital gains.

Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, First High-School HK is subject to Hong Kong profits tax at a rate of 16.5%. A Two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. No provision for Hong Kong profits tax has been made as the Group had no assessable profits derived from or earned in Hong Kong during the years ended December 31, 2019, 2020 and 2021. Additionally, upon payments of dividends to the shareholders, no Hong Kong withholding tax will be imposed.

PRC

Under the PRC Enterprise Income Tax Law (“EIT Law”), the Group’s PRC subsidiaries and affiliated schools are subject to the statutory income tax rate at 25% unless otherwise specified.

In accordance with the prevailing tax regulations, Yunnan WFOE and Yunnan Zhongchuang Education Tutorial Academy were qualified to enjoy 15% preferential income tax rate under “Development Plan for Western China” from 2017 to 2020 which is further extended another 10 years to 2030 if they continue to satisfy all the requirements pursuant to the relevant tax regulations in each of those years.

According to the Implementation Rules for the Law for Promoting Private Education in 2004 (the “2004 Implementing Rules”), private schools, whether requiring reasonable returns or not, may enjoy preferential tax treatment. The 2004 Implementing Rules provide that the relevant authorities under the State Council may introduce preferential tax treatments and related policies applicable to private schools requiring reasonable returns.

According to the Law of People’s Republic of China on the Promotion of Private Education as revised in 2016 (“2016 Revised Private Education Law”), non-profit private schools will be entitled to similar tax benefits as public schools. However, taxation policies of for-profit private schools are still unclear as more specific provisions are to be introduced. As of the date of this consolidated financial statements, most of our schools are in transition period for for-profit and non-profit election. As such, the Group is unable to determine the income tax impact as a result of the 2016 Revised Private Education Law on the profitability of its affiliated schools in future fiscal years.

The applicable income tax rate of the Group’s affiliated schools for the years ended December 31, 2019, 2020 and 2021 are summarized as below:

School name	Note	Applicable income tax rate
Yunnan Hengshui Chenggong Experimental Secondary School	(i)	Income tax exemption
Yunnan Hengshui Experimental Secondary School—Xishan School	(i)	Income tax exemption
Yunnan Hengshui Yiliang Experimental Secondary School	(i)	Income tax exemption
Qujing Hengshui Experimental Secondary School	(i)(iv)	Income tax exemption
Yunnan Yuxi Hengshui Experimental High School	(i)	Income tax exemption
Resorts District Hengshui Experimental Secondary School	(ii)	Income tax exemption on certain income
Yunnan Long-Spring Foreign Language Secondary School	(ii)	Income tax exemption on certain income
Ordos Hengshui Experimental High School	(iii)	25%
Xinping Hengshui Experimental High School Co., Ltd.	(iii)(iv)	Preferential tax rate of small and micro enterprise
Guizhou Mingde Tutorial School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Zhenxiong High School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Wenshan Experimental High School	(iii)	Preferential tax rate of small and micro enterprise
Xishuangbanna Hengshui Experimental High School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Qiubei Experimental High School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Experimental Secondary School—Mengla School	(iii)	Preferential tax rate of small and micro enterprise

Notes:

(i)	As confirmed by the local tax authorities, these school are exempt from income taxes for the years ended December 31, 2019, 2020 and 2021, respectively.

(ii)	Resorts District Hengshui Experimental Secondary School and Yunnan Long-Spring Foreign Language Secondary School are entitled to a five-year enterprise income tax exemptions for certain revenue that meets relevant legal requirements from January 1, 2018 through December 31, 2022 and from January 1, 2019 through December 31, 2023 respectively, as determined by the local government authorities as non-profit organizations.

(iii)	As these schools have not received confirmations from the local tax authorities on income tax exemption, they are subject to the statutory income tax rate of 25% for the years ended December 31, 2019, 2020 and 2021, respectively. For the year ended December 31, 2021, the newly established schools are qualified as small and micro enterprises, the preferential tax rates of 5% or 10% are applied.

(iv)	Under 2016 Revised Private Education Law, Qujing Hengshui Experimental Secondary School and Xinping Hengshui Experimental Middle School have registered as non-profit schools in 2019 and are qualified for similar tax benefits as public schools, which entitle them to income tax exemptions.

Xinping Hengshui Experimental High School Co., Ltd. is registered as for-profit private education institutions, of which are subject to income tax.

Under the EIT Law and its implementation rules, an enterprise established outside China with a “place of effective management” within China is considered a China resident enterprise for Chinese enterprise income tax purposes. A China resident enterprise is generally subject to certain Chinese tax reporting obligations and a uniform 25% enterprise income tax rate on its worldwide income. The implementation rules to the New EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as China resident enterprises for 2008 EIT law purposes.

If the PRC tax authorities subsequently determine that the Company is deemed China resident enterprise, the Company will be subject to the PRC income tax at the rate of 25%. Dividends paid to non-PRC-resident corporate investor from profits earned by the PRC subsidiaries and VIEs on or after January 1, 2008 would be subject to a withholding tax. The EIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008.

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or the VIEs’ earnings within the Group.

Income taxes

The (loss)/income before income taxes and the provision for PRC income taxes for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Years Ended December 31,
	2019	2020	2021
Income before income taxes	59,380	96,432	64,291
Current income tax expense	8,453	21,501	1,739
Deferred tax benefits	(3,083)	(6,097)	(166)
Total income taxes expenses	5,370	15,404	1,573

Tax rate reconciliation

The actual income tax expenses reported in the consolidated statements of comprehensive income/(loss) differs from the amount computed by applying the PRC statutory income tax rate of 25% to (loss)/income before income taxes due to the following:

	Years Ended December 31,
	2019	2020	2021
Income before income taxes	59,380	96,432	64,291
Income tax computed at PRC statutory tax rate	14,845	24,108	16,073
Effect of non-taxable income	(2,444)	(3,516)	(3,369)
Effect of non-deductible expenses	1,674	2,085	715
Effect of preferential tax rate	(7,779)	(7,282)	(11,571)
Others	(926)	9	(275)
Total	5,370	15,404	1,573

Deferred taxes

The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2020	2021
Deferred tax assets:
Allowance for doubtful accounts	408	408
Deductible donation expenses carried forwards	2,646	2,646
Accrued expenses	4,250	4,448
Registration fees	3,351	3,537
Property and equipment	137	137
Net operating loss carry forwards	3,690	18,193
Total gross deferred tax assets	14,482	29,369
Valuation allowance on deferred tax assets	(802)	(802)
Deferred tax assets, net of valuation allowance	13,680	28,567
Deferred tax liabilities:
Property and equipment	(968)	(968)
Intangible assets	(11,153)	(10,388)
Government grants	(1,218)	(1,219)
Total deferred tax liabilities	(13,339)	(12,575)
Net deferred tax	341	15,992
Analysis as:
Deferred tax assets	13,680	28,567
Deferred tax liabilities	(13,339)	(12,575)
Net deferred tax (liabilities)/assets	341	15,992